Mairs & Power Balanced Fund
Schedule of Investments
September 30, 2026 (Unaudited)

COMMON STOCKS - 63.2%	Shares	Value
Communication Services - 3.4%
Alphabet, Inc. - Class C	61,305	$ 20,889,066

Consumer Discretionary - 3.8%
Amazon.com, Inc. (a)	84,000	20,928,600
Home Depot, Inc.	10,364	2,948,454
		23,877,054

Consumer Staples - 2.5%
Casey's General Stores, Inc.	6,287	3,825,388
Hershey Co.	13,000	2,048,930
Hormel Foods Corp.	162,474	3,239,732
Procter & Gamble Co.	46,000	6,682,880
		15,796,930

Financials - 10.6%
American Express Co.	12,386	3,766,583
Ameriprise Financial, Inc.	18,000	8,862,300
Arthur J Gallagher & Co.	19,000	4,334,090
Fiserv, Inc. (a)	130,357	5,889,529
JPMorgan Chase & Co.	36,785	12,169,582
Travelers Cos., Inc.	27,000	9,625,770
US Bancorp	91,768	5,300,520
Visa, Inc. - Class A	45,189	16,237,763
		66,186,137

Health Care - 7.6%
Abbott Laboratories	125,843	12,437,064
Eli Lilly & Co.	9,393	10,868,452
Johnson & Johnson	22,500	5,956,650
Medtronic PLC	75,000	6,471,750
Roche Holding AG - ADR	97,000	5,032,360
UnitedHealth Group, Inc.	18,104	6,645,616
		47,411,892

Industrials - 11.8%
3M Co.	6,527	1,071,407
Automatic Data Processing, Inc.	34,000	8,774,040
CH Robinson Worldwide, Inc.	39,275	5,811,129
Donaldson Co., Inc.	4,991	434,417
Fastenal Co.	235,000	11,639,550
Graco, Inc.	111,413	8,560,975
nVent Electric PLC	53,758	8,621,170
Rockwell Automation, Inc.	18,863	8,211,630
Toro Co.	120,710	11,638,858
Waste Management, Inc.	42,000	8,564,640
		73,327,816

Information Technology - 14.8%
Bentley Systems, Inc. - Class B	110,000	3,514,500
Cognex Corp.	71,000	4,306,150
Entegris, Inc.	68,000	10,476,080

Littelfuse, Inc.	20,000	8,474,800
Microsoft Corp.	57,706	29,597,407
Motorola Solutions, Inc.	27,373	12,207,537
Palo Alto Networks, Inc. (a)	21,000	8,343,510
Texas Instruments, Inc.	55,117	15,437,721
		92,357,705

Materials - 5.1%
Ecolab, Inc.	61,016	16,753,773
HB Fuller Co.	87,211	4,314,328
Sherwin-Williams Co.	34,000	10,991,180
		32,059,281

Utilities - 3.6%
WEC Energy Group, Inc.	103,000	10,380,340
Xcel Energy, Inc.	169,910	11,975,257
		22,355,597
TOTAL COMMON STOCKS (Cost $228,285,431)		394,261,478

CORPORATE BONDS - 31.6%	Par	Value
Communication Services - 1.0%
AT&T, Inc.
6.45%, 06/15/2034	1,000,000	1,014,490
6.10%, 07/15/2040	1,000,000	944,361
Comcast Corp., 4.25%, 01/15/2033	2,000,000	1,803,822
Netflix, Inc., 5.88%, 11/15/2028	1,688,000	1,710,496
Omnicom Group, Inc., 5.30%, 06/02/2036	1,000,000	913,126
		6,386,295

Communications - 0.8%
Cox Communications LLC, 4.80%, 02/01/2035 (b)	1,880,000	1,550,275
Discovery Communications LLC, 4.95%, 05/15/2042	570,000	367,650
Discovery Global Holdings, Inc.
4.28%, 03/15/2032	581,000	501,441
5.05%, 03/15/2042	800,000	548,000
T-Mobile USA, Inc., 5.75%, 01/15/2034	2,000,000	1,958,458
		4,925,824

Consumer Discretionary - 3.3%
American Airlines Class A Pass Through Trust
Series 2015-1, 3.38%, 05/01/2027	208,682	206,478
Series 2015-2, 4.00%, 09/22/2027	314,573	306,564
American Airlines Class AA Pass Through Trust, Series 2015-2, 3.60%, 09/22/2027	96,482	95,035
Block Financial LLC, 3.88%, 08/15/2030	1,000,000	922,418
British Airways Class A Pass Through Trust, Series 2018-1, 4.13%, 09/20/2031 (b)	413,411	399,425
Choice Hotels International, Inc.
3.70%, 12/01/2029	1,000,000	937,129
5.85%, 08/01/2034	750,000	719,150
eBay, Inc., 6.30%, 11/22/2032	2,000,000	2,049,093
Ford Motor Co.
6.10%, 08/19/2032	2,000,000	1,947,921
4.75%, 01/15/2043	1,000,000	729,450
Ford Motor Credit Co. LLC, 3.63%, 06/17/2031	1,750,000	1,538,660
General Motors Co.
4.20%, 10/01/2027	1,000,000	991,763
5.15%, 04/01/2038	1,000,000	883,096
General Motors Financial Co., Inc., 5.75%, 02/08/2031	500,000	496,381
Lear Corp., 3.80%, 09/15/2027	2,245,000	2,213,314

Lowe's Cos., Inc., 4.65%, 04/15/2042	880,000	722,950
McDonald's Corp., 3.70%, 02/15/2042	1,000,000	745,162
Mohawk Industries, Inc., 3.63%, 05/15/2030	1,000,000	932,498
Stellantis Financial Services US Corp., 4.95%, 09/15/2028 (b)	2,000,000	1,945,530
Whirlpool Corp.
5.75%, 03/01/2034	1,000,000	695,903
5.15%, 03/01/2043	1,100,000	612,292
Wildlife Conservation Society, 3.41%, 08/01/2050	1,000,000	577,370
		20,667,582

Consumer Staples - 1.4%
Land O' Lakes Capital Trust I, 7.45%, 03/15/2028 (b)	1,949,000	1,983,108
Land O' Lakes, Inc.
7.25%, Perpetual (b)	2,500,000	2,287,500
7.00%, Perpetual (b)	2,500,000	2,209,375
SC Johnson & Son, Inc., 4.35%, 09/30/2044 (b)	1,500,000	1,141,165
Sysco Holdings Corp./ Sysco Corp., 6.40%, 10/06/2046	1,000,000	960,745
		8,581,893

Energy - 1.5%
Energy Transfer LP, 6.85%, 02/15/2040	1,280,000	1,287,927
Kinder Morgan Energy Partners LP
5.80%, 03/15/2035	1,200,000	1,174,343
6.95%, 01/15/2038	1,000,000	1,050,731
MPLX LP, 4.50%, 04/15/2038	2,000,000	1,694,766
Murphy Oil Corp., 5.88%, 12/01/2042 (c)	500,000	425,114
Northern Natural Gas Co., 4.10%, 09/15/2042 (b)	1,021,000	764,321
ONEOK LLC
6.00%, 06/15/2035	1,000,000	982,385
6.20%, 09/15/2043	1,203,000	1,154,300
Sabal Trail Transmission LLC, 4.68%, 05/01/2038 (b)	1,000,000	863,312
		9,397,199

Financials - 10.9%
Affiliated Managers Group, Inc., 5.50%, 02/15/2036	1,000,000	928,920
American Express Co., 5.41% (5 yr. CMT Rate + 1.15%), 02/08/2041	1,000,000	935,399
AmFam Holdings, Inc., 2.81%, 03/11/2031 (b)	1,540,000	1,328,348
Aon North America, Inc. / Aon Global Holdings PLC, 5.80%, 09/17/2033	1,500,000	1,473,125
Associated Banc-Corp., 6.46% to 08/29/2029 then SOFR + 3.03%, 08/29/2030	1,151,000	1,154,976
Assurant, Inc.
3.70%, 02/22/2030	1,500,000	1,400,264
2.65%, 01/15/2032	1,000,000	846,743
Bank of America Corp.
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,000,000	955,773
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	1,900,000	1,591,955
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	2,150,000	1,857,995
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	2,000,000	1,921,951
CBRE Services, Inc., 5.95%, 08/15/2034	2,000,000	1,963,557
Charles Schwab Corp., 4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	2,000,000	1,814,296
Cincinnati Financial Corp., 6.13%, 11/01/2034	2,301,000	2,291,899
Citigroup, Inc., 3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028	500,000	496,201
CNA Financial Corp., 5.50%, 06/15/2033	2,000,000	1,935,533
Farmers Exchange Capital, 7.05%, 07/15/2028 (b)	1,650,000	1,681,651
First American Financial Corp., 5.45%, 09/30/2034	1,000,000	928,895
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035 (b)	750,000	761,138
FMR LLC, 6.45%, 11/15/2039 (b)	1,141,000	1,143,988
Fulton Financial Corp., 3.75% to 03/15/2030 then 3 mo. Term SOFR + 2.70%, 03/15/2035	3,000,000	2,731,277
Global Payments, Inc., 5.55%, 11/15/2035	1,500,000	1,374,863
Goldman Sachs Group, Inc.

5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	500,000	489,505
2.65% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	2,000,000	1,706,969
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	2,500,000	2,215,928
5.50%, 09/01/2035	1,000,000	941,102
Hartford Insurance Group, Inc., 6.63%, 04/15/2042	2,300,000	2,284,072
Huntington Bancshares, Inc., 5.61% (5 yr. CMT Rate + 1.35%), 01/28/2041	2,000,000	1,842,744
JPMorgan Chase & Co., 4.13%, 12/15/2026	1,000,000	999,187
LPL Holdings, Inc.
6.00%, 05/20/2034	2,000,000	1,925,788
5.75%, 06/15/2035	1,000,000	942,951
M&T Bank Corp.
5.13% to 11/01/2026 then 3 mo. Term SOFR + 3.78%, Perpetual	1,000,000	1,000,235
5.18% to 07/08/2030 then SOFR + 1.40%, 07/08/2031	2,000,000	1,952,149
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	1,700,000	1,464,008
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	750,000	623,822
Old Republic International Corp.
5.75%, 03/28/2034	1,000,000	961,409
5.70%, 06/01/2036	1,000,000	935,748
Penn Mutual Life Insurance Co., 6.65%, 06/15/2034 (b)	470,000	472,593
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.70%, 02/01/2028 (b)	500,000	502,174
6.05%, 08/01/2028 (b)	500,000	504,991
PNC Financial Services Group, Inc., 7.15% to 09/15/2031 then 5 yr. CMT Rate + 2.60%, Perpetual	2,000,000	2,003,378
Principal Financial Group, Inc., 4.35%, 05/15/2043	500,000	389,600
Protective Life Corp., 5.35%, 12/15/2035 (b)	500,000	462,616
Selective Insurance Group, Inc., 5.90%, 04/15/2035	1,500,000	1,464,971
Synchrony Financial, 5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030	1,000,000	996,421
US Bancorp
5.85% to 10/21/2032 then SOFR + 2.09%, 10/21/2033	2,000,000	1,985,556
2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	2,000,000	1,675,591
Wells Fargo & Co., 5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	2,000,000	2,007,603
Wintrust Financial Corp., 4.85%, 06/06/2029	3,500,000	3,412,795
		67,682,653

Health Care - 0.9%
Bristol-Myers Squibb Co., 2.35%, 11/13/2040	1,500,000	967,651
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	1,000,000	905,327
Humana, Inc., 5.95%, 03/15/2034	1,000,000	978,844
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032	1,000,000	942,599
UnitedHealth Group, Inc., 6.50%, 06/15/2037	2,000,000	2,064,316
		5,858,737

Industrials - 3.1%
Delta Air Lines, Inc., 5.25%, 07/10/2030	3,000,000	2,945,817
Equifax, Inc., 7.00%, 07/01/2037	2,000,000	2,054,115
GATX Corp.
6.05%, 03/15/2034	500,000	497,726
6.90%, 05/01/2034	500,000	522,303
5.50%, 06/15/2035	500,000	476,937
HNI Corp., 5.13%, 01/18/2029 (b)	1,375,000	1,339,157
Kennametal, Inc., 5.80%, 05/28/2036	1,500,000	1,429,886
Leidos Holdings, Inc., 5.95%, 12/01/2040	1,400,000	1,288,977
MasTec, Inc., 5.85%, 09/30/2036	2,000,000	1,899,952
nVent Finance Sarl, 5.65%, 05/15/2033	1,495,000	1,459,962
Paychex, Inc., 5.60%, 04/15/2035	1,000,000	948,997
Resideo Funding II LLC, 6.50%, 07/15/2032 (b)	1,000,000	961,346
Textron, Inc., 4.95%, 03/15/2036	1,000,000	916,896

Toro Co., 7.80%, 06/15/2027	500,000	507,786
United Rentals North America, Inc., 3.75%, 01/15/2032	1,000,000	887,812
Verisk Analytics, Inc., 4.45%, 03/15/2031	1,000,000	945,279
		19,082,948

Information Technology - 2.4%
Analog Devices, Inc., 2.80%, 10/01/2041	1,000,000	665,496
Autodesk, Inc., 2.40%, 12/15/2031	1,000,000	845,758
Avnet, Inc.
3.00%, 05/15/2031	2,000,000	1,742,786
5.50%, 06/01/2032	1,000,000	963,087
Broadcom, Inc., 4.93%, 05/15/2037 (b)	1,500,000	1,334,838
HP, Inc.
2.65%, 06/17/2031	1,000,000	865,965
5.50%, 01/15/2033	2,000,000	1,948,553
Intuit, Inc., 5.50%, 06/15/2036	2,000,000	1,858,474
Motorola Solutions, Inc., 5.50%, 09/01/2044	2,000,000	1,772,377
Oracle Corp.
4.20%, 09/27/2029	1,000,000	945,537
3.60%, 04/01/2040	3,000,000	1,963,715
		14,906,586

Materials - 1.8%
Albemarle Corp., 5.05%, 06/01/2032	850,000	808,982
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/2029	1,175,000	1,081,748
Cabot Corp., 4.00%, 07/01/2029	1,000,000	959,010
Celanese US Holdings LLC, 7.70%, 11/15/2033 (c)	2,000,000	2,068,056
Eastman Chemical Co., 5.63%, 02/20/2034	1,000,000	966,176
International Flavors & Fragrances, Inc., 3.27%, 11/15/2040 (b)	1,000,000	696,677
LYB International Finance III LLC, 6.15%, 05/15/2035	2,000,000	1,953,695
Mosaic Co., 5.45%, 11/15/2033	2,000,000	1,905,898
Westlake Corp., 5.55%, 11/15/2035	1,000,000	938,691
		11,378,933

Technology - 0.9%
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	1,000,000	932,042
Dell, Inc., 5.40%, 09/10/2040	1,000,000	891,328
Leidos, Inc., 5.50%, 07/01/2033	3,850,000	3,700,375
		5,523,745

Utilities - 3.6%
Alliant Energy Finance LLC, 3.60%, 03/01/2032 (b)	1,000,000	894,859
Ameren Corp., 5.38%, 03/15/2035	1,000,000	950,856
Black Hills Corp.
4.35%, 05/01/2033	1,000,000	906,622
6.15%, 05/15/2034	2,000,000	1,995,963
Duke Energy Carolinas LLC, 6.10%, 06/01/2037	1,000,000	994,880
Duke Energy Progress LLC, 5.70%, 04/01/2035	1,165,000	1,136,243
Great River Energy, 7.23%, 07/01/2038 (b)	660,405	698,800
Interstate Power and Light Co.
6.30%, 05/01/2034	1,000,000	1,000,099
6.25%, 07/15/2039	2,000,000	1,980,225
ITC Holdings Corp., 5.40%, 06/01/2033 (b)	1,045,000	1,008,727
Niagara Mohawk Power Corp., 4.28%, 10/01/2034 (b)	2,000,000	1,753,153
Public Service Co. of Colorado, 6.50%, 08/01/2038	2,000,000	2,057,919
Public Service Co. of Oklahoma, 5.20%, 01/15/2035	1,000,000	934,664
Southwestern Electric Power Co., 5.20%, 04/01/2036	1,275,000	1,174,383
Southwestern Public Service Co., 6.00%, 10/01/2036	1,000,000	972,937

Toledo Edison Co., 2.65%, 05/01/2028 (b)	416,000	395,943
Virginia Electric and Power Co.
6.35%, 11/30/2037	1,065,000	1,065,995
4.00%, 01/15/2043	1,000,000	753,364
Wisconsin Power and Light Co., 4.95%, 04/01/2033	1,000,000	953,956
Xcel Energy, Inc., 5.60%, 04/15/2035	1,000,000	961,627
		22,591,215
TOTAL CORPORATE BONDS (Cost $211,536,347)		196,983,610

U.S. TREASURY SECURITIES - 2.5%	Par	Value
United States Treasury Note/Bond
1.13%, 10/31/2026	1,000,000	997,384
2.63%, 05/31/2027	3,000,000	2,965,036
1.25%, 06/30/2028	1,000,000	940,390
1.00%, 07/31/2028	1,000,000	933,086
1.25%, 09/30/2028	2,000,000	1,863,125
2.63%, 02/15/2029	2,000,000	1,897,305
4.88%, 10/31/2030	1,000,000	993,340
1.38%, 11/15/2031	2,000,000	1,666,211
2.88%, 05/15/2032	2,000,000	1,780,703
4.25%, 05/15/2035	1,500,000	1,395,117
TOTAL U.S. TREASURY SECURITIES (Cost $15,958,389)		15,431,697

MUNICIPAL BONDS - 2.1%	Par	Value
Borough of Naugatuck CT, 3.09%, 09/15/2046	1,000,000	642,230
Colorado Housing and Finance Authority, 5.14%, 05/01/2037	1,000,000	937,579
Crowley Independent School District, 3.01%, 08/01/2038	1,000,000	786,345
DeKalb Kane & LaSalle Counties Etc Community College District No 523 Kishwaukee, 3.02%, 02/01/2036	500,000	399,948
Desert Community College District, 2.46%, 08/01/2040	300,000	210,860
Glendale Community College District, 2.11%, 08/01/2031	650,000	561,241
Idaho Bond Bank Authority, 2.35%, 09/15/2038	500,000	367,108
Iowa Finance Authority
5.24%, 01/01/2035	500,000	478,772
5.28%, 07/01/2035	600,000	572,939
Massachusetts Development Finance Agency, 2.55%, 05/01/2040	885,000	617,648
Michigan State Housing Development Authority, 4.12%, 12/01/2030	500,000	477,491
Michigan State University, 4.50%, 08/15/2048	1,000,000	826,287
Minnesota Housing Finance Agency
5.41%, 07/01/2035	860,000	819,833
5.00%, 01/01/2036	400,000	373,217
5.05%, 07/01/2036	480,000	448,640
5.50%, 07/01/2041	500,000	467,808
North Dakota Housing Finance Agency
5.63%, 07/01/2035	300,000	293,448
5.68%, 01/01/2036	630,000	615,856
Pierre School District No 32-2, 2.04%, 08/01/2033	920,000	762,230
Redondo Beach Unified School District, 2.04%, 08/01/2034	500,000	384,534
Socorro Independent School District, 2.13%, 08/15/2031	500,000	428,867
Village of Ashwaubenon WI, 2.97%, 06/01/2040	505,000	372,883
Woodbury County Law Enforcement Center Authority, 3.09%, 06/01/2040	750,000	556,060
Worthington Independent School District No 518, 3.30%, 02/01/2039	850,000	676,534
TOTAL MUNICIPAL BONDS (Cost $15,730,173)		13,078,358

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.76% (d)	4,199,745	4,199,745
TOTAL MONEY MARKET FUNDS (Cost $4,199,745)		4,199,745

TOTAL INVESTMENTS - 100.1% (Cost $475,710,085)		623,954,888
Liabilities in Excess of Other Assets - (0.1)%	(0.00053)	(332,993)
TOTAL NET ASSETS - 100.0%		$ 623,621,895

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury LLC - Limited Liability Company LP - Limited Partnership PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Mairs & Power, Inc.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2026, the value of these securities total $29,085,010 or 4.7% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of September 30, 2026.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2026.

Summary of Fair Value Disclosure as of September 30, 2026 (Unaudited)

Mairs & Power Balanced Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 394,261,478	$ –	$ –	$ 394,261,478
Corporate Bonds	–	196,983,610	–	196,983,610
U.S. Treasury Securities	–	15,431,697	–	15,431,697
Municipal Bonds	–	13,078,358	–	13,078,358
Money Market Funds	4,199,745	–	–	4,199,745
Total Investments	$ 398,461,223	$ 225,493,665	$ –	$ 623,954,888

Refer to the Schedule of Investments for further disaggregation of investment categories.